UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

12/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 0.2%
Meggitt PLC	1,930,888	$4,479,135

Airlines – 1.7%
Arriva PLC	609,510	$5,298,608
Copa Holdings S.A., “A”	719,450	21,813,724
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	180,100	4,145,902

		$31,258,234

Alcoholic Beverages – 1.8%
Companhia de Bebidas das Americas, ADR	145,800	$6,460,398
Davide Campari-Milano S.p.A.	411,340	2,780,296
Foster’s Group Ltd.	1,334,804	5,135,213
Grupo Modelo S.A. de C.V., “C”	875,700	2,768,397
Lion Nathan Ltd.	996,500	5,733,872
Pernod Ricard S.A.	133,330	9,887,133

		$32,765,309

Apparel Manufacturers – 1.3%
Billabong International Ltd.	504,608	$2,821,905
Burberry Group PLC	1,376,020	4,413,184
Compagnie Financiere Richemont SA	80,500	1,562,872
Li & Fung Ltd.	5,953,000	10,200,490
Stella International Holdings Ltd.	5,567,000	4,525,315

		$23,523,766

Automotive – 0.3%
PT Astra International Tbk.	4,742,500	$4,784,283

Biotechnology – 0.7%
Actelion Ltd. (a)	142,263	$8,012,439
Lonza Group AG	57,788	5,342,210

		$13,354,649

Broadcasting – 1.9%
Fuji Television Network, Inc.	13,834	$19,796,170
Grupo Televisa S.A., ADR	530,270	7,922,234
WPP Group PLC	1,061,920	6,190,188

		$33,908,592

Brokerage & Asset Managers – 3.6%
Aberdeen Asset Management PLC	2,853,327	$4,963,122
AGF Management Ltd., “B”	252,510	1,943,171
Bolsa Mexicana de Valores S.A. de C.V. (a)	482,900	353,584
Daiwa Securities Group, Inc.	2,283,000	13,605,463
Deutsche Boerse AG	82,830	6,032,702
Hong Kong Exchanges and Clearing Ltd.	541,400	5,190,573
ICAP PLC	410,000	1,709,841
IG Group Holdings PLC	3,198,295	11,834,784
KBC Ancora NPV	189,298	3,261,174
Octaviar Ltd. (a)(l)	244,515	0
Rathbone Brothers PLC	1,044,557	12,587,437
Tullett Prebon PLC	366,310	718,894
Van Lanschot N.V.	48,159	3,213,284

		$65,414,029

Business Services – 4.1%
Amadeus Fire AG	269,404	$3,256,583
Bunzl PLC	2,079,437	17,749,098
Electrocomponents PLC	1,766,127	3,610,739
Infosys Technology Ltd.	81,300	1,882,727
Intertek Group PLC	1,731,104	19,608,588

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
JFE Shoji Holdings, Inc.	492,951	$1,515,615
Kloeckner & Co. AG	203,074	3,569,454
Kroton Educacional S.A., IEU (a)	210,300	1,122,742
LPS Brasil - Consultoria de Imoveis S.A.	476,961	1,370,973
Sodexo	206,783	11,443,378
TAKKT AG	361,257	4,045,347
USS Co. Ltd.	110,980	5,871,941

		$75,047,185

Cable TV – 0.6%
Megacable Holdings S.A.B. de C.V. (a)	3,472,500	$4,626,322
NDS Group PLC, ADR (a)	103,255	5,920,642
Usen Corp. (a)	798,728	1,002,516

		$11,549,480

Chemicals – 1.1%
Hoganas AB	146,670	$1,306,282
Makhteshim-Agan Industries Ltd.	1,325,760	4,328,581
Orica Ltd.	562,500	5,522,734
Syngenta AG	38,483	7,455,335
Victrex PLC	310,242	2,152,686

		$20,765,618

Computer Software - Systems – 3.2%
Advantech Co. Ltd.	5,130,247	$7,511,496
Cap Gemini S.A.	144,079	5,553,293
Fujitsu Ltd.	1,900,000	9,183,583
Obic Co. Ltd.	129,160	21,133,613
Wincor Nixdorf AG	329,791	15,723,791

		$59,105,776

Conglomerates – 1.0%
DCC PLC	171,786	$2,495,367
First Pacific Co. Ltd.	6,190,000	2,159,858
Keppel Corp. NPV	3,324,000	10,074,594
Smiths Group PLC	217,035	2,794,363

		$17,524,182

Construction – 2.7%
Anhui Conch Cement Co. Ltd. (a)	554,000	$2,573,912
Corporacion Moctezuma S.A. de C.V.	1,005,500	1,561,054
CRH PLC	194,962	4,920,388
Duratex S.A., IPS	465,700	2,949,086
Geberit AG	200,291	21,577,593
Noritz Corp. NPV (l)	600,000	7,993,611
Sare Holding S.A. de C.V., “B” (a)	15,557,667	3,314,086
Wienerberger AG	258,364	4,314,700

		$49,204,430

Consumer Goods & Services – 6.5%
Beiersdorf AG	218,138	$12,977,199
Christian Dior S.A.	511,100	28,828,852
Dabur India Ltd.	3,605,500	6,327,018
Hengan International Group Co. Ltd.	4,943,000	15,880,971
Henkel KGaA, IPS	442,016	14,171,600
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,566,140	11,729,622
Natura Cosmeticos S.A.	498,300	4,102,538
Uni-Charm Corp.	332,900	25,162,769

		$119,180,569

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.3%
Brambles Ltd.	2,064,100	$10,725,356
Mayr-Melnhof Karton AG	89,850	6,335,974
Viscofan S.A.	333,299	6,547,740

		$23,609,070

Electrical Equipment – 1.8%
Legrand S.A.	639,753	$12,292,824
LS Industrial Systems Co. Ltd. (a)	300,661	12,005,566
OMRON Corp.	288,900	3,877,635
Prysmian S.p.A.	118,798	1,865,855
Spectris PLC	465,740	3,605,325

		$33,647,205

Electronics – 5.4%
ASM Pacific Technology Ltd.	1,539,900	$5,073,829
ASML Holding N.V.	300,000	5,421,000
ASML Holding N.V.	143,174	2,554,956
Delta Electronics, Inc.	3,592,700	6,991,488
Domino Printing Sciences PLC	249	727
Flextronics International Ltd. (a)	2,136,300	5,468,928
Halma PLC	1,439,421	4,218,227
Hirose Electric Co. Ltd.	115,000	11,610,528
Hoya Corp.	83,300	1,447,074
Konica Minolta Holdings, Inc.	3,507,500	27,178,833
Melexis N.V.	248,817	1,729,340
Ricoh Co. Ltd.	802,000	10,213,769
SUMCO Corp.	600,700	7,671,694
Venture Corp. Ltd.	2,863,000	8,757,408

		$98,337,801

Energy - Independent – 2.2%
Arch Coal, Inc.	210,000	$3,420,900
Galp Energia SGPS S.A.	342,003	3,442,958
Motor Oil (Hellas) Corinth Refineries S.A.	87,000	928,673
OMV AG	283,978	7,570,498
Peabody Energy Corp.	130,000	2,957,500
PTT Exploration & Production Public Co. Ltd.	1,289,400	3,960,366
Santos Ltd.	206,010	2,153,036
Talisman Energy, Inc.	1,666,100	16,438,313

		$40,872,244

Engineering - Construction – 1.0%
Aker Kvaerner A.S.A	877,059	$5,798,151
Empresas ICA S.A.B. de C.V. (a)	786,100	1,299,334
KHD Humboldt Wedag International Ltd. (a)	328,970	3,674,595
North American Energy Partners, Inc. (a)	1,649,360	5,508,862
Orascom Construction Industries Co.	68,911	1,763,245

		$18,044,187

Food & Beverages – 0.9%
Grupo Continental S.A.	2,245,300	$3,712,848
Kerry Group PLC	689,109	12,548,437

		$16,261,285

Food & Drug Stores – 1.5%
Aeon Co. Ltd.	768,100	$7,693,474
Axfood AB	260,106	5,556,268
Lawson, Inc.	230,300	13,281,883

		$26,531,625

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.2%
Suzano Papel e Celulose S.A., IPS (a)	807,800	$4,244,384

Gaming & Lodging – 1.6%
Ladbrokes PLC	4,239,133	$11,337,249
Paddy Power PLC	213,600	3,997,780
William Hill PLC	4,186,877	13,022,445

		$28,357,474

General Merchandise – 0.4%
Lotte Shopping Co. Ltd. (a)	39,596	$6,681,723

Health Maintenance Organizations – 0.2%
Odontoprev S.A.	427,800	$4,259,734

Insurance – 5.8%
Admiral Group PLC	723,040	$9,550,150
Aflac, Inc.	86,009	3,942,653
Amlin PLC	1,915,701	9,962,898
Aspen Insurance Holdings Ltd.	647,525	15,702,481
Catlin Group Ltd.	4,238,070	26,518,702
CNP Assurances S.A.	151,372	10,952,981
Euler Hermes	48,818	2,391,014
Hiscox Ltd.	3,044,333	14,947,840
QBE Insurance Group Ltd.	692,001	12,578,913

		$106,547,632

Internet – 0.6%
Iliad S.A.	91,775	$7,948,985
Universo Online S.A., IPS	768,900	2,437,579

		$10,386,564

Leisure & Toys – 0.9%
Jumbo S.A.	460,494	$2,791,481
Sankyo Co. Ltd.	256,100	12,935,040

		$15,726,521

Machinery & Tools – 4.0%
Assa Abloy AB, “B”	1,265,830	$14,362,702
Bucyrus International, Inc.	365,390	6,767,023
Burckhardt Compression Holding AG	64,975	9,365,832
Fenner PLC	1,301,680	1,343,683
GEA Group AG	880,320	15,094,569
Glory Ltd.	384,300	7,516,413
Harsco Corp.	141,090	3,905,371
KCI Konecranes PLC	298,864	5,118,208
Neopost S.A.	79,279	7,175,816
Rotork PLC	174,716	1,996,686
Sandvik AB	204,657	1,300,178

		$73,946,481

Major Banks – 2.0%
Banco Santander Chile, ADR (a)	213,070	$7,463,842
Erste Group Bank AG	269,890	6,326,886
Oversea-Chinese Banking Corp. Ltd.	739,000	2,574,769
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	301,200	19,463,544

		$35,829,041

Medical & Health Technology & Services – 1.0%
Diagnosticos da America S.A.	185,100	$1,802,094
Fresenius Medical Care AG & Co.	149,470	7,009,120
Kobayashi Pharmaceutical Co. Ltd.	182,200	7,785,334

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
SSL International PLC	268,000	$1,916,287

		$18,512,835

Medical Equipment – 6.6%
Cochlear Ltd.	238,100	$9,373,655
Cremer S.A.	479,300	1,947,425
Essilor International S.A.	288,582	13,540,301
Fresenius Medical Care AG & Co. KGaA, IPS	240,470	14,090,983
Miraca Holdings, Inc.	559,500	12,174,108
QIAGEN N.V. (a)	245,093	4,283,120
Sonova Holding AG	148,299	8,946,734
Synthes, Inc.	259,520	32,804,937
Waters Corp. (a)	52,600	1,927,790
William Demant Holdings A/S (a)	91,437	3,798,591
Zimmer Holdings, Inc. (a)	461,674	18,660,863

		$121,548,507

Metals & Mining – 1.7%
Cameco Corp.	648,570	$11,059,051
Evraz Group S.A., GDR	87,020	748,372
Grupo Mexico S.A.B. de C.V.	3,999,176	2,544,156
Industrias CH S.A. de C.V. (a)	662,900	1,675,380
Inmet Mining Corp.	244,333	3,875,286
Novolipetsk Steel Corp., GDR	145,300	1,502,314
PT International Nickel Indonesia Tbk.	6,460,000	1,168,955
Steel Authority of India Ltd.	2,170,208	3,478,891
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	415,900	4,855,414

		$30,907,819

Natural Gas - Distribution – 1.2%
Tokyo Gas Co. Ltd.	4,508,000	$22,844,179

Natural Gas - Pipeline – 0.9%
Enagas S.A.	766,791	$16,821,429

Network & Telecom – 0.3%
High Tech Computer Corp.	591,500	$5,966,608

Oil Services – 1.8%
Acergy S.A.	1,184,000	$6,741,112
Fugro N.V.	344,864	9,900,843
OAO TMK, GDR	186,580	727,662
Petrofac Ltd.	210,355	1,052,274
Petroleum Geo-Services ASA (a)	265,577	1,083,945
Saipem S.p.A.	350,352	5,882,889
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	131,020	4,061,872
Vallourec S.A.	24,287	2,762,295

		$32,212,892

Other Banks & Diversified Financials – 5.3%
Aeon Credit Service Co. Ltd.	1,300,000	$13,754,119
Banco Compartamos S.A.	802,900	1,449,435
Banco Panamericano S.A., IPS	1,200,000	1,292,284
Chiba Bank Ltd.	2,085,451	13,030,100
Credicorp Ltd.	45,000	2,248,200
CSU Cardsystem S.A. (a)	1,555,990	1,534,639
Grupo Financiero Banorte S.A. de C.V.	1,592,500	2,861,061
Housing Development Finance Corp. Ltd.	149,280	4,654,976
Komercni Banka A.S.	84,118	12,936,373
Redecard S.A.	413,800	4,613,833

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Shizuoka Bank Ltd.	2,045,000	$23,688,563
Siam Commercial Bank Public Co. Ltd.	652,200	918,856
SNS REAAL Groep N.V.	897,370	4,937,978
Unione di Banche Italiane Scpa	667,414	9,659,405

		$97,579,822

Pharmaceuticals – 4.7%
Daiichi Sankyo Co. Ltd.	300,000	$7,130,884
Genomma Lab Internacional S.A., “B” (a)	10,895,700	7,623,882
Hisamitsu Pharmaceutical Co., Inc.	593,700	24,238,934
Merck KGaA	101,599	9,237,135
Novo Nordisk A/S, “B”	368,234	18,739,201
Tanabe Seiyaku Co. Ltd.	1,201,000	18,157,974

		$85,128,010

Precious Metals & Minerals – 0.1%
Paladin Resources Ltd. (a)	1,271,383	$2,230,888

Printing & Publishing – 0.4%
Reed Elsevier PLC	1,008,973	$7,333,040

Real Estate – 1.0%
Ascendas Real Estate Investment Trust, REIT	4,807,000	$4,650,187
Brasil Brokers Participacoes (a)	1,560,000	1,126,074
City Developments Ltd.	1,283,400	5,726,590
Deutsche Wohnen AG, REIT (a)	539,920	7,253,739

		$18,756,590

Special Products & Services – 0.3%
Filtrona PLC	3,081,333	$6,091,759

Specialty Chemicals – 3.5%
Akzo Nobel N.V.	365,150	$15,057,822
Croda International PLC	1,275,473	9,579,056
Linde AG	260,515	22,045,697
Symrise AG	1,288,750	18,202,059

		$64,884,634

Specialty Stores – 1.3%
Bulgari S.p.A.	490,488	$3,062,355
Dufry South America Ltd., BDR	791,320	5,641,812
Esprit Holdings Ltd.	1,144,100	6,521,408
NEXT PLC	160,712	2,516,127
Pendragon PLC	2,557,542	60,672
Shimamura Co. Ltd.	70,900	5,485,363

		$23,287,737

Telecommunications - Wireless – 0.9%
Cellcom Israel Ltd.	189,260	$4,182,646
NII Holdings, Inc. “B” (a)	44,000	799,920
Philippine Long Distance Telephone Co.	136,790	6,283,905
Turkcell Iletisim Hizmetleri A.S., ADR	284,890	4,153,696
Vimpel-Communications, ADR	242,260	1,734,582

		$17,154,749

Telephone Services – 2.4%
China Unicom Ltd.	4,477,252	$5,446,565
Royal KPN N.V.	1,708,200	24,770,374
Sistema JSFC, GDR	200,000	1,100,000
Telekom Austria AG	368,179	5,321,687

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telenor A.S.A.	1,065,805	$7,132,226

		$43,770,852

Tobacco – 1.4%
Swedish Match AB	1,768,960	$25,322,787

Trucking – 2.3%
DSV	319,361	$3,477,716
TNT N.V.	1,075,440	20,570,036
Yamato Holdings Co. Ltd.	1,364,000	17,785,599

		$41,833,351

Utilities - Electric Power – 0.8%
AES Tiete S.A., IPS	574,432	$3,724,518
Eletropaulo Metropolitana S.A., IPS	694,000	7,783,371
Equatorial Energia S.A.	736,000	3,217,013

		$14,724,902

Total Common Stocks		$1,802,061,598

Collateral for Securities Loaned – 0.0%
Morgan Stanley, Repurchase Agreement, 0.03%, dated 12/31/08, due 1/02/09, total to be received $169,510 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	169,510	$169,510

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.37%, at Net Asset Value	20,389,293	$20,389,293

Total Investments		$1,822,620,401

Other Assets, Less Liabilities – 0.5%		8,322,555

Net Assets – 100.0%		$1,830,942,956

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$367,592,762	$1,455,027,639	$—	$1,822,620,401
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,708,413,122

Gross unrealized appreciation	$59,586,992
Gross unrealized depreciation	(945,379,713)

Net unrealized appreciation (depreciation)	$(885,792,721)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended December 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	17,179,660	155,454,829	(152,245,196)	20,389,293

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	—	$—	$39,590	$20,389,293

8

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/08 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of December 31, 2008, are as follows:

Japan	20.5%
Great Britain	12.5%
Germany	8.6%
France	6.2%
Switzerland	5.2%
Netherlands	4.7%
United States	4.7%
Brazil	4.6%
Mexico	3.1%
Other Countries	29.9%

9

MFS® Research Fund

12/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.1%
Lockheed Martin Corp.	301,240	$25,328,259
United Technologies Corp.	224,870	12,053,032

		$37,381,291

Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	211,650	$10,353,918

Apparel Manufacturers – 1.1%
Li & Fung Ltd.	1,468,000	$2,515,424
NIKE, Inc., “B”	336,740	17,173,740

		$19,689,164

Biotechnology – 1.4%
Genzyme Corp. (a)	371,210	$24,637,208

Broadcasting – 0.5%
Walt Disney Co.	392,620	$8,908,548

Brokerage & Asset Managers – 1.2%
Affiliated Managers Group, Inc. (a)	150,870	$6,324,470
Deutsche Boerse AG	87,450	6,369,187
Invesco Ltd.	615,740	8,891,286

		$21,584,943

Business Services – 0.8%
MasterCard, Inc., “A”	102,520	$14,653,184

Cable TV – 1.1%
Comcast Corp., “Special A”	870,470	$14,058,090
Time Warner Cable, Inc., “A” (a)	302,620	6,491,199

		$20,549,289

Chemicals – 1.1%
3M Co.	244,690	$14,079,463
PPG Industries, Inc.	158,220	6,713,275

		$20,792,738

Computer Software – 3.1%
MicroStrategy, Inc., “A” (a)	211,260	$7,844,084
Oracle Corp. (a)	1,661,230	29,453,608
VeriSign, Inc. (a)	985,840	18,809,827

		$56,107,519

Computer Software - Systems – 3.7%
Apple, Inc. (a)	374,040	$31,924,314
Hewlett-Packard Co.	951,670	34,536,104

		$66,460,418

Conglomerates – 1.1%
Siemens AG	276,410	$20,703,249

Construction – 2.7%
Pulte Homes, Inc.	1,812,620	$19,811,937
Sherwin-Williams Co.	156,900	9,374,775
Stanley Works	578,850	19,738,785

		$48,925,497

Consumer Goods & Services – 1.1%
Colgate-Palmolive Co.	283,620	$19,439,315

Electrical Equipment – 3.3%
Danaher Corp.	812,790	$46,012,042
Rockwell Automation, Inc.	456,600	14,720,784

		$60,732,826

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.3%
ASML Holding N.V.	515,500	$9,315,085
Flextronics International Ltd. (a)	4,066,560	10,410,394
Intel Corp.	1,865,590	27,349,549
MEMC Electronic Materials, Inc. (a)	391,630	5,592,476
National Semiconductor Corp.	1,465,170	14,754,262
SanDisk Corp. (a)	1,054,400	10,122,240

		$77,544,006

Energy - Independent – 3.5%
Apache Corp.	132,720	$9,891,622
Devon Energy Corp.	203,290	13,358,186
EOG Resources, Inc.	153,200	10,200,056
Occidental Petroleum Corp.	156,000	9,358,440
Ultra Petroleum Corp. (a)	130,370	4,499,069
XTO Energy, Inc.	459,550	16,208,328

		$63,515,701

Energy - Integrated – 6.5%
Chevron Corp. (s)	623,590	$46,126,952
Exxon Mobil Corp.	553,140	44,157,166
Hess Corp.	172,340	9,244,318
Royal Dutch Shell PLC, ADR	173,180	9,168,149
TOTAL S.A.	173,260	9,445,737

		$118,142,322

Engineering - Construction – 1.0%
Fluor Corp.	403,390	$18,100,109

Food & Beverages – 6.3%
Coca-Cola Co.	798,740	$36,158,960
Groupe Danone	160,230	9,670,682
J.M. Smucker Co.	180,342	7,819,629
Nestle S.A.	368,057	14,506,074
PepsiCo, Inc. (s)	831,260	45,528,110

		$113,683,455

Food & Drug Stores – 1.8%
CVS Caremark Corp.	867,280	$24,925,627
Kroger Co.	301,400	7,959,974

		$32,885,601

General Merchandise – 2.8%
Kohl’s Corp. (a)	332,420	$12,033,604
Target Corp.	255,800	8,832,774
Wal-Mart Stores, Inc.	539,880	30,265,673

		$51,132,051

Health Maintenance Organizations – 0.9%
WellPoint, Inc. (a)	393,850	$16,592,900

Insurance – 3.5%
ACE Ltd.	264,690	$14,007,395
Chubb Corp.	363,830	18,555,330
MetLife, Inc.	907,960	31,651,486

		$64,214,211

Internet – 1.5%
Google, Inc., “A” (a)	88,220	$27,140,883

Machinery & Tools – 0.5%
GEA Group AG	529,360	$9,076,769

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 9.0%
Bank of America Corp.	1,793,670	$25,254,874
Bank of New York Mellon Corp.	797,506	22,593,345
JPMorgan Chase & Co. (s)	1,614,620	50,908,969
State Street Corp.	626,690	24,647,718
Wells Fargo & Co.	1,393,490	41,080,085

		$164,484,991

Medical & Health Technology & Services – 1.8%
DaVita, Inc. (a)	175,770	$8,712,919
Patterson Cos., Inc. (a)	732,560	13,735,500
VCA Antech, Inc. (a)	549,930	10,932,608

		$33,381,027

Medical Equipment – 3.9%
Medtronic, Inc.	948,200	$29,792,444
Waters Corp. (a)	532,030	19,498,899
Zimmer Holdings, Inc. (a)	542,880	21,943,210

		$71,234,553

Metals & Mining – 0.4%
BHP Billiton PLC	192,700	$3,629,866
Cameco Corp.	261,370	4,508,632

		$8,138,498

Natural Gas - Distribution – 0.9%
Equitable Resources, Inc.	267,260	$8,966,573
Sempra Energy	160,220	6,830,179

		$15,796,752

Natural Gas - Pipeline – 0.5%
Williams Cos., Inc.	628,550	$9,101,404

Network & Telecom – 0.6%
Research in Motion Ltd. (a)	267,588	$10,858,721

Oil Services – 1.5%
Halliburton Co.	435,200	$7,911,936
Noble Corp.	517,840	11,439,086
Transocean, Inc. (a)	168,590	7,965,877

		$27,316,899

Personal Computers & Peripherals – 0.7%
NetApp, Inc. (a)	896,000	$12,517,120

Pharmaceuticals – 4.9%
Allergan, Inc.	362,080	$14,599,066
Johnson & Johnson	199,180	11,916,939
Merck & Co., Inc.	1,028,440	31,264,576
Schering-Plough Corp.	854,460	14,551,454
Wyeth	428,850	16,086,163

		$88,418,198

Precious Metals & Minerals – 0.1%
Teck Cominco Ltd., “B”	536,120	$2,614,372

Specialty Chemicals – 0.4%
Praxair, Inc.	118,780	$7,050,781

Specialty Stores – 4.4%
Abercrombie & Fitch Co., “A”	436,460	$10,069,132
Dick’s Sporting Goods, Inc. (a)	595,430	8,401,517
Nordstrom, Inc.	1,107,890	14,746,016
O’Reilly Automotive, Inc. (a)	391,870	12,046,084

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
PetSmart, Inc.	624,320	$11,518,704
Staples, Inc.	787,630	14,114,330
Tiffany & Co.	353,150	8,344,934

		$79,240,717

Telecommunications - Wireless – 0.5%
Cellcom Israel Ltd.	54,751	$1,209,997
Rogers Communications, Inc., “B”	243,970	7,338,618

		$8,548,615

Telephone Services – 2.9%
AT&T, Inc.	1,363,580	$38,862,030
BCE, Inc.	244,000	4,999,560
Verizon Communications, Inc.	249,860	8,470,254

		$52,331,844

Tobacco – 2.7%
Lorillard, Inc.	228,360	$12,868,086
Philip Morris International, Inc.	853,850	37,151,013

		$50,019,099

Trucking – 1.4%
FedEx Corp.	398,560	$25,567,624

Utilities - Electric Power – 4.0%
AES Corp. (a)	260,240	$2,144,378
Allegheny Energy, Inc.	226,460	7,667,936
American Electric Power Co., Inc.	406,090	13,514,675
CMS Energy Corp.	833,750	8,429,212
FirstEnergy Corp.	158,790	7,714,018
NRG Energy, Inc. (a)	490,740	11,448,964
PPL Corp.	449,460	13,793,927
Public Service Enterprise Group, Inc.	300,720	8,772,002

		$73,485,112

Total Common Stocks		$1,783,053,442

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.37%, at Net Asset Value	13,464,530	$13,464,530

Total Investments		$1,796,517,972

Securities Sold Short – (0.7)%
Costco Wholesale Corp.	(81,600)	$(4,284,000)
Xilinx, Inc.	(432,980)	(7,715,704)

Total Securities Sold Short		$(11,999,704)

Other Assets, Less Liabilities – 1.8%		32,435,940

Net Assets – 100.0%		$1,816,954,208

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2008, the value of securities pledged amounted to $8,974,890.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$1,711,116,704	$73,401,564	$—	$1,784,518,268
Other Financial Instruments	$—	$—	$—	$—

(a)	Level 1 is net of securities sold short, at value in the amount of $11,999,704.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,367,607,221

Gross unrealized appreciation	$35,530,272
Gross unrealized depreciation	(606,619,521)

Net unrealized appreciation (depreciation)	$(571,089,249)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended December 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,583,706	123,450,140	(129,569,316)	13,464,530

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,440	$13,464,530

5

MFS® Total Return Fund

12/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 58.6%
Aerospace – 4.1%
Lockheed Martin Corp.	1,612,620	$135,589,082
Northrop Grumman Corp.	1,384,050	62,337,612
United Technologies Corp.	1,307,140	70,062,704

		$267,989,398

Alcoholic Beverages – 0.9%
Diageo PLC	2,713,852	$37,751,105
Heineken N.V.	254,960	7,833,287
Molson Coors Brewing Co.	216,970	10,614,172

		$56,198,564

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	931,970	$47,530,470

Automotive – 0.4%
Johnson Controls, Inc.	1,330,690	$24,165,330

Biotechnology – 0.2%
Genzyme Corp. (a)	211,720	$14,051,856

Broadcasting – 1.3%
Omnicom Group, Inc.	1,425,740	$38,380,921
Walt Disney Co.	1,711,500	38,833,935
WPP Group PLC	1,684,112	9,817,095

		$87,031,951

Brokerage & Asset Managers – 0.6%
Franklin Resources, Inc.	284,700	$18,158,166
Invesco Ltd.	433,450	6,259,018
Merrill Lynch & Co., Inc.	1,155,300	13,447,692

		$37,864,876

Business Services – 1.3%
Accenture Ltd.	1,072,880	$35,179,735
Automatic Data Processing, Inc.	489,580	19,260,077
Visa, Inc.	334,470	17,542,952
Western Union Co.	966,570	13,860,614

		$85,843,378

Cable TV – 0.3%
Time Warner Cable, Inc., “A” (a)	819,940	$17,587,713

Chemicals – 1.5%
3M Co.	709,490	$40,824,055
PPG Industries, Inc.	1,336,520	56,708,544

		$97,532,599

Computer Software – 1.4%
Oracle Corp. (a)	5,118,250	$90,746,573

Computer Software - Systems – 1.2%
Hewlett-Packard Co.	484,050	$17,566,175
International Business Machines Corp.	749,270	63,058,563

		$80,624,738

Construction – 0.3%
Sherwin-Williams Co.	314,280	$18,778,230

Consumer Goods & Services – 0.9%
Clorox Co.	396,430	$22,025,651
Colgate-Palmolive Co.	144,800	9,924,592
Procter & Gamble Co.	474,138	29,311,188

		$61,261,431

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.1%
Danaher Corp.	563,420	$31,895,206
General Electric Co.	381,880	6,186,456
W.W. Grainger, Inc.	417,550	32,919,642

		$71,001,304

Electronics – 1.1%
Agilent Technologies, Inc. (a)	588,230	$9,194,035
Intel Corp.	4,104,380	60,170,211

		$69,364,246

Energy - Independent – 2.5%
Anadarko Petroleum Corp.	494,110	$19,047,941
Apache Corp.	882,550	65,776,452
Devon Energy Corp.	700,605	46,036,755
EOG Resources, Inc.	250,930	16,706,919
Occidental Petroleum Corp.	174,630	10,476,054
Ultra Petroleum Corp. (a)	122,500	4,227,475

		$162,271,596

Energy - Integrated – 6.2%
Chevron Corp.	923,675	$68,324,240
ConocoPhillips	314,880	16,310,784
Exxon Mobil Corp.	1,978,668	157,957,066
Hess Corp.	755,900	40,546,476
Marathon Oil Corp.	851,510	23,297,314
TOTAL S.A., ADR	1,771,580	97,968,374

		$404,404,254

Food & Beverages – 2.9%
Coca-Cola Co.	409,290	$18,528,558
General Mills, Inc.	164,070	9,967,253
Groupe Danone	176,953	10,679,999
J.M. Smucker Co.	315,723	13,689,749
Kellogg Co.	332,620	14,585,387
Nestle S.A.	1,675,841	66,049,209
Pepsi Bottling Group, Inc.	53,830	1,211,713
PepsiCo, Inc.	982,410	53,806,596

		$188,518,464

Food & Drug Stores – 1.6%
CVS Caremark Corp.	2,050,399	$58,928,467
Kroger Co.	1,012,150	26,730,882
Walgreen Co.	709,730	17,509,039

		$103,168,388

Gaming & Lodging – 0.2%
Royal Caribbean Cruises Ltd.	1,025,860	$14,105,575

General Merchandise – 0.9%
Macy’s, Inc.	2,868,380	$29,687,733
Target Corp.	218,900	7,558,617
Wal-Mart Stores, Inc.	321,680	18,033,381

		$55,279,731

Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	422,530	$11,239,298
WellPoint, Inc. (a)	422,440	17,797,397

		$29,036,695

Insurance – 3.6%
Allstate Corp.	2,486,470	$81,456,757

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Aon Corp.	160,110	$7,313,825
Chubb Corp.	301,380	15,370,380
Genworth Financial, Inc.	900,100	2,547,283
MetLife, Inc.	2,914,100	101,585,526
Prudential Financial, Inc.	256,890	7,773,491
Travelers Cos., Inc.	453,210	20,485,092

		$236,532,354

Internet – 0.0%
Google, Inc., “A” (a)	8,210	$2,525,807

Leisure & Toys – 0.2%
Hasbro, Inc.	496,750	$14,490,198

Machinery & Tools – 0.5%
Eaton Corp.	601,980	$29,924,426

Major Banks – 6.5%
Bank of America Corp.	3,018,644	$42,502,508
Bank of New York Mellon Corp.	3,052,698	86,482,934
Goldman Sachs Group, Inc.	763,740	64,452,019
JPMorgan Chase & Co.	3,346,721	105,522,113
PNC Financial Services Group, Inc.	833,690	40,850,810
State Street Corp.	1,156,530	45,486,325
SunTrust Banks, Inc.	135,810	4,011,827
Wells Fargo & Co.	1,071,980	31,601,970

		$420,910,506

Medical Equipment – 0.4%
Waters Corp. (a)	391,140	$14,335,281
Zimmer Holdings, Inc. (a)	268,220	10,841,452

		$25,176,733

Natural Gas - Distribution – 0.2%
Sempra Energy	379,930	$16,196,416

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	945,510	$13,690,985

Network & Telecom – 0.2%
Nokia Corp., ADR	646,790	$10,089,924

Oil Services – 0.3%
Halliburton Co.	296,840	$5,396,551
National Oilwell Varco, Inc. (a)	359,380	8,783,247
Noble Corp.	210,470	4,649,282

		$18,829,080

Other Banks & Diversified Financials – 0.1%
New York Community Bancorp, Inc.	340,590	$4,073,456

Pharmaceuticals – 4.1%
Abbott Laboratories	227,660	$12,150,214
GlaxoSmithKline PLC	538,520	9,997,297
Johnson & Johnson	1,111,110	66,477,711
Merck & Co., Inc.	2,422,630	73,647,952
Merck KGaA	134,660	12,242,962
Pfizer, Inc.	273,700	4,847,227
Roche Holding AG	52,850	8,135,396
Wyeth	2,068,448	77,587,484

		$265,086,243

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe Corp.	44,950	$3,403,165

Real Estate – 0.0%
Apartment Investment & Management, “A”, REIT	4,629	$53,465

Specialty Chemicals – 0.4%
Air Products & Chemicals, Inc.	539,980	$27,144,795

Specialty Stores – 0.4%
O’Reilly Automotive, Inc. (a)	129,500	$3,980,830
Staples, Inc.	1,202,430	21,547,546

		$25,528,376

Telecommunications - Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	50,260	$1,557,557
Rogers Communications, Inc., “B”	653,850	19,379,807
Vodafone Group PLC	12,454,983	25,073,290

		$46,010,654

Telephone Services – 2.7%
AT&T, Inc.	4,671,088	$133,126,008
Embarq Corp.	951,468	34,214,789
Verizon Communications, Inc.	242,382	8,216,750

		$175,557,547

Tobacco – 2.3%
Altria Group, Inc.	444,320	$6,691,459
Lorillard, Inc.	405,110	22,827,949
Philip Morris International, Inc.	2,711,050	117,957,786

		$147,477,194

Trucking – 0.2%
United Parcel Service, Inc., “B”	197,740	$10,907,338

Utilities - Electric Power – 3.5%
Allegheny Energy, Inc.	383,490	$12,984,971
American Electric Power Co., Inc.	486,020	16,174,746
CMS Energy Corp.	376,010	3,801,461
Dominion Resources, Inc.	786,858	28,200,991
Entergy Corp.	203,560	16,921,943
FPL Group, Inc.	887,390	44,662,339
NRG Energy, Inc. (a)	789,820	18,426,501
PG&E Corp.	667,370	25,833,893
PPL Corp.	915,390	28,093,319
Public Service Enterprise Group, Inc.	1,102,210	32,151,466

		$227,251,630

Total Common Stocks		$3,805,217,652

Bonds – 40.7%
Agency - Other – 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,418,971

Asset Backed & Securitized – 2.2%
Banc of America Commercial Mortgage, Inc., 5.745%, 2017	$13,600,000	$9,799,313
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.271%, 2040 (z)	10,340,000	6,410,800
BlackRock Capital Finance LP, 7.75%, 2026	1,085,379	173,661
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	1,320,000
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	114,979	114,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,820,000	4,761,018
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	53,910	52,152
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	1,216,716	1,177,560
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	3,635,155

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	$8,321,579	$4,051,073
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	9,759,829	6,455,454
GE Commercial Mortgage Corp., FRN, 5.338%, 2044	7,580,000	3,840,443
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,534,000	2,589,794
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	5,163,567	4,886,096
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	2,885,924
JPMorgan Chase Commercial Mortgage Securities Corp, 5.819%, 2049	16,230,000	11,462,045
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	464,591
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	674,001
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.222%, 2041	2,279,327	1,924,480
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	6,980,000	5,428,877
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	7,270,000	5,799,692
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	5,520,000	967,870
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.473%, 2039	6,500,000	3,337,549
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	9,759,829	6,928,814
Morgan Stanley Capital I, Inc., FRN, 0.814%, 2030 (i)(n)	54,852,223	922,071
Multi-Family Capital Access One, Inc., 6.65%, 2024	941,849	940,511
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	5,243,000	3,775,094
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	2,785,565
Spirit Master Funding LLC, 5.05%, 2023 (z)	9,010,043	7,382,717
Structured Asset Securities Corp., FRN, 4.67%, 2035	8,820,815	7,020,330
Wachovia Bank Commercial Mortgage Trust, 5.902%, 2017	17,935,000	12,961,178
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	4,365,480
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	11,645,000	9,352,971
Wachovia Bank Commercial Mortgage Trust, FRN, 5.957%, 2045	9,160,000	4,751,090
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	4,405,058	2,221,709

		$145,619,732

Broadcasting – 0.3%
CBS Corp., 6.625%, 2011	$8,518,000	$7,548,498
Hearst-Argyle Television, Inc., 7.5%, 2027	3,800,000	3,225,934
News America, Inc., 8.5%, 2025	5,903,000	5,809,337

		$16,583,769

Brokerage & Asset Managers – 0.2%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$6,800,000	$680
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,728,136
Merrill Lynch & Co., Inc., 6.11%, 2037	5,900,000	5,303,658

		$12,032,474

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$6,456,055

Business Services – 0.1%
Xerox Corp., 5.5%, 2012	$5,100,000	$4,274,055

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$5,816,216
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	7,235,455

		$13,051,671

Chemicals – 0.1%
PPG Industries, Inc., 5.75%, 2013	$4,690,000	$4,638,110

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,299,040

Consumer Goods & Services – 0.3%
Fortune Brands, Inc., 5.125%, 2011	$9,914,000	$9,522,456
Western Union Co., 5.4%, 2011	13,050,000	12,543,386

		$22,065,842

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$8,346,685

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$6,706,408

Emerging Market Quasi-Sovereign – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$6,340,000	$4,719,813

Emerging Market Sovereign – 0.1%
State of Israel, 4.625%, 2013	$6,850,000	$7,179,560

Energy - Independent – 0.2%
Nexen, Inc., 5.875%, 2035	$2,117,000	$1,593,864
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,014,329

		$10,608,193

Energy - Integrated – 0.1%
Petro-Canada, 6.05%, 2018	$9,475,000	$7,809,020

Financial Institutions – 0.6%
American Express Co., 5.5%, 2016	$11,996,000	$11,007,062
Capital One Financial Corp., 6.15%, 2016	8,680,000	6,108,090
General Electric Capital Corp., 5.45%, 2013	2,383,000	2,400,065
HSBC Finance Corp., 5.25%, 2011	8,925,000	8,652,930
ORIX Corp., 5.48%, 2011	13,060,000	9,811,678

		$37,979,825

Food & Beverages – 0.5%
Diageo Finance B.V., 5.5%, 2013	$14,470,000	$14,386,537
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (n)	2,540,000	2,501,994
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	3,082,000	3,039,937
Miller Brewing Co., 5.5%, 2013 (n)	16,686,000	15,557,776

		$35,486,244

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,423,363

Gaming & Lodging – 0.1%
Marriott International, Inc., 6.375%, 2017	$7,330,000	$5,111,392
Wyndham Worldwide Corp., 6%, 2016	6,562,000	2,645,063

		$7,756,455

Insurance – 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$3,490,000	$2,554,397
ING Groep N.V., 5.775% to 2015, FRN to 2049	8,503,000	3,641,767
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,112,075

		$9,308,239

Insurance - Property & Casualty – 0.3%
Allstate Corp., 5.55%, 2035	$7,742,000	$6,298,868
Chubb Corp., 6.375% to 2017, FRN to 2067	6,830,000	4,235,911
Fund American Cos., Inc., 5.875%, 2013	6,030,000	4,388,568
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,640,000	922,363
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	4,760,100

		$20,605,810

International Market Quasi-Sovereign – 0.3%
Hydro-Quebec, 6.3%, 2011	$16,520,000	$17,542,357

International Market Sovereign – 0.2%
Province of Ontario, 5%, 2011	$13,130,000	$13,802,650

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$5,608,242

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.0%
Bank of America Corp., 5.49%, 2019	$4,135,000	$3,561,223
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,034,288
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	7,327,000	7,311,848
Goldman Sachs Group, Inc., 5.625%, 2017	7,039,000	6,047,043
Morgan Stanley, 6.75%, 2011	6,437,000	6,333,532
Morgan Stanley, 5.75%, 2016	6,120,000	5,142,471
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	9,180,000	6,395,917
Natixis S.A., 10% to 2018, FRN to 2049 (n)	9,804,000	5,221,774
PNC Funding Corp., 5.625%, 2017	6,510,000	6,322,955
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	2,060,000	963,124
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	11,444,000	4,378,268
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	7,287,543
Wachovia Corp., 5.25%, 2014	4,613,000	4,297,074

		$65,297,060

Medical & Health Technology & Services – 0.3%
Cardinal Health, Inc., 5.8%, 2016	$4,803,000	$4,345,168
HCA, Inc., 8.75%, 2010	742,000	712,320
Hospira, Inc., 5.55%, 2012	3,080,000	2,918,201
Hospira, Inc., 6.05%, 2017	10,978,000	8,916,529

		$16,892,218

Metals & Mining – 0.1%
ArcelorMittal, 6.125%, 2018	$9,913,000	$6,788,006

Mortgage Backed – 16.7%
Fannie Mae, 6.33%, 2011	$1,458,102	$1,530,686
Fannie Mae, 4.01%, 2013	1,002,685	991,102
Fannie Mae, 4.021%, 2013	3,170,179	3,140,040
Fannie Mae, 4.667%, 2013	675,127	686,251
Fannie Mae, 4.518%, 2014	5,875,414	5,928,268
Fannie Mae, 4.63%, 2014	2,496,540	2,520,221
Fannie Mae, 4.76%, 2014	195,085	198,437
Fannie Mae, 4.839%, 2014	4,471,359	4,559,046
Fannie Mae, 4.88%, 2014 - 2020	1,651,428	1,684,419
Fannie Mae, 4.56%, 2015	359,522	362,139
Fannie Mae, 4.7%, 2015	666,298	672,116
Fannie Mae, 4.78%, 2015	2,389,685	2,420,165
Fannie Mae, 4.925%, 2015	14,060,941	14,370,495
Fannie Mae, 5.19%, 2015	1,385,831	1,432,530
Fannie Mae, 5.09%, 2016	2,000,000	2,051,537
Fannie Mae, 5.05%, 2017	2,501,000	2,559,434
Fannie Mae, 5.5%, 2017 - 2035	245,845,382	252,777,556
Fannie Mae, 6%, 2017 - 2037	152,147,326	157,187,602
Fannie Mae, 4.5%, 2018 - 2035	54,851,410	56,220,394
Fannie Mae, 5%, 2018 - 2035	90,946,796	93,284,095
Fannie Mae, 7.5%, 2030 - 2032	1,326,039	1,404,704
Fannie Mae, 6.5%, 2031 - 2037	57,018,593	59,454,896
Freddie Mac, 6%, 2016 - 2037	89,712,327	92,707,674
Freddie Mac, 5%, 2017 - 2035	106,212,710	109,005,730
Freddie Mac, 4.5%, 2019 - 2035	23,369,063	23,948,604
Freddie Mac, 5.5%, 2019 - 2035	86,164,940	88,489,906
Freddie Mac, 6.5%, 2034 - 2037	25,171,594	26,189,786
Ginnie Mae, 5.5%, 2032 - 2035	31,106,813	32,154,210
Ginnie Mae, 6%, 2032 - 2038	26,654,174	27,536,731
Ginnie Mae, 4.5%, 2033 - 2034	6,981,142	7,087,242
Ginnie Mae, 5%, 2033 - 2034	7,619,023	7,836,236

		$1,080,392,252

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,195,000	$3,189,824
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	6,480,000	6,488,813
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	4,210,000	4,194,002
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	6,685,000	6,547,891

		$20,420,530

Natural Gas - Pipeline – 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$6,965,000	$6,451,638
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	4,361,387
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	7,793,772
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,208,344
Spectra Energy Capital LLC, 8%, 2019	5,327,000	5,528,068

		$26,343,209

Network & Telecom – 0.7%
Deutsche Telekom International Finance B.V., 5.75%, 2016	$5,504,000	$5,268,638
Telecom Italia Capital, 5.25%, 2013	4,186,000	3,191,825
Telefonica Europe B.V., 7.75%, 2010	4,400,000	4,467,593
TELUS Corp., 8%, 2011	11,527,000	11,464,616
Verizon New York, Inc., 6.875%, 2012	19,974,000	19,873,151

		$44,265,823

Oil Services – 0.1%
Weatherford International Ltd., 6.35%, 2017	$2,900,000	$2,474,964
Weatherford International Ltd., 6%, 2018	6,883,000	5,780,061

		$8,255,025

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$12,821,783

Other Banks & Diversified Financials – 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$3,333,000	$1,524,244
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	6,750,093
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	8,864,022
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	11,133,651

		$28,272,010

Pharmaceuticals – 0.2%
Allergan, Inc., 5.75%, 2016	$9,860,000	$9,433,279
GlaxoSmithKline Capital, Inc., 4.85%, 2013	3,090,000	3,099,446

		$12,532,725

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,430,161

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$618,000	$615,568
CSX Corp., 7.9%, 2017	6,220,000	6,401,867

		$7,017,435

Real Estate – 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,263,188
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	6,007,182
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,353,760
ProLogis, REIT, 5.75%, 2016	11,170,000	5,570,635
Simon Property Group, Inc., REIT, 5.1%, 2015	11,785,000	7,224,500
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	4,625,795

		$26,045,060

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Home Depot, Inc., 5.875%, 2036	$2,896,000	$2,270,759
Limited Brands, Inc., 5.25%, 2014	6,288,000	3,627,365
Macy’s Retail Holdings, Inc., 5.35%, 2012	2,980,000	2,213,464
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	12,293,439

		$20,405,027

Telecommunications - Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$3,939,676
Rogers Communications, Inc., 6.8%, 2018	8,529,000	8,617,966

		$12,557,642

Tobacco – 0.3%
Altria Group, Inc., 9.7%, 2018	$8,720,000	$9,424,838
Philip Morris International, Inc., 4.875%, 2013	12,220,000	12,254,974

		$21,679,812

U.S. Government Agencies – 1.9%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,327,066
Fannie Mae, 6.625%, 2009	28,113,000	29,262,372
Freddie Mac, 5.5%, 2017	44,400,000	52,361,675
Small Business Administration, 8.8%, 2011	15,293	15,590
Small Business Administration, 4.35%, 2023	1,652,462	1,637,813
Small Business Administration, 4.77%, 2024	4,022,045	4,054,171
Small Business Administration, 4.99%, 2024	6,023,184	6,132,759
Small Business Administration, 5.18%, 2024	6,443,563	6,618,111
Small Business Administration, 5.52%, 2024	4,189,227	4,367,164
Small Business Administration, 4.95%, 2025	5,036,746	5,114,099

		$119,890,820

U.S. Treasury Obligations – 8.9%
U.S. Treasury Bonds, 2.375%, 2010	$98,463,000	$101,451,549
U.S. Treasury Bonds, 2%, 2013	11,523,000	11,821,884
U.S. Treasury Bonds, 4.75%, 2017	22,360,000	26,734,175
U.S. Treasury Bonds, 6%, 2026	18,687,000	26,080,044
U.S. Treasury Bonds, 6.75%, 2026	11,593,000	17,485,502
U.S. Treasury Bonds, 5.375%, 2031	50,138,000	68,892,721
U.S. Treasury Bonds, 4.5%, 2036	18,917,000	25,133,013
U.S. Treasury Notes, 4.875%, 2009	30,443,000	31,292,086
U.S. Treasury Notes, 6.5%, 2010	96,429,000	102,855,125
U.S. Treasury Notes, 1.5%, 2010	27,486,000	27,896,146
U.S. Treasury Notes, 4.125%, 2012	40,921,000	45,256,089
U.S. Treasury Notes, 3.875%, 2013	9,952,000	11,087,145
U.S. Treasury Notes, 3.5%, 2013	25,000,000	27,382,800
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,485,673
U.S. Treasury Notes, 4.125%, 2015	36,559,000	41,928,603
U.S. Treasury Notes, 4.25%, 2015	856,000	994,030
U.S. Treasury Notes, 4.5%, 2015	4,568,000	5,417,365

		$575,193,950

Utilities - Electric Power – 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$13,870,000	$11,825,258
Enel Finance International S.A., 6.25%, 2017 (n)	8,525,000	7,198,996
Exelon Generation Co. LLC, 6.95%, 2011	15,019,000	14,578,928
Exelon Generation Co. LLC, 6.2%, 2017	720,000	619,209
FirstEnergy Corp., 6.45%, 2011	13,306,000	12,577,576
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,660,365
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	11,408,369
Oncor Electric Delivery Co., 7%, 2022	8,725,000	8,152,710
PSEG Power LLC, 6.95%, 2012	6,285,000	6,201,221

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PSEG Power LLC, 5.5%, 2015	$5,036,000	$4,500,522
System Energy Resources, Inc., 5.129%, 2014 (z)	3,838,627	3,645,084
Waterford 3 Funding Corp., 8.09%, 2017	6,661,497	6,597,813

		$89,966,051

Total Bonds		$2,639,789,182

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.37%, at Net Asset Value	11,250,647	$11,250,647

Total Investments		$6,456,257,481

Other Assets, Less Liabilities – 0.5%		30,243,404

Net Assets – 100.0%		$6,486,500,885

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $96,544,792, representing 1.49% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$3,490,000	$2,554,397
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.271%, 2040	3/01/06	10,340,000	6,410,800
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,314,942	1,320,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	8,908,183	7,382,717
System Energy Resources, Inc., 5.129%, 2014	4/16/04	3,838,627	3,645,084

Total Restricted Securities			$21,312,998
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,628,888,663	$2,827,368,818	$—	$6,456,257,481
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$7,222,429,270

Gross unrealized appreciation	$159,604,339
Gross unrealized depreciation	(925,776,128)

Net unrealized appreciation (depreciation)	$(766,171,789)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended December 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,586,063	615,858,428	(624,193,844)	11,250,647

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$149,945	$11,250,647

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2009

*	Print name and title of each signing officer under his or her signature.